POST-EMPLOYMENT BENEFITS - Present Value of Accrued Plan Benefits and Estimated Market Values of Net Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Net deferred pension liability	$ (92)	$ (73)
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	2,791	2,449
Accrued benefit obligations	(3,365)	(2,900)
Deferred pension asset	16	14
Deferred pension liability	(590)	(465)
Net deferred pension liability	$ (574)	$ (451)